Shareholder Report, Holdings (Details)	Jun. 30, 2025
William Blair Growth Fund - Class I | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Growth Fund - Class I | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Growth Fund - Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Growth Fund - Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Growth Fund - Class I | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Growth Fund - Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Growth Fund - Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Growth Fund - Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Growth Fund - Class I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Growth Fund - Class I | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
William Blair Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
William Blair Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
William Blair Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Growth Fund - Class N | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Growth Fund - Class N | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Growth Fund - Class N | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Growth Fund - Class N | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Growth Fund - Class N | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Growth Fund - Class N | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Growth Fund - Class N | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Growth Fund - Class N | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Growth Fund - Class N | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Growth Fund - Class N | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
William Blair Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
William Blair Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
William Blair Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Growth Fund - Class R6 | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Growth Fund - Class R6 | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Growth Fund - Class R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Growth Fund - Class R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Growth Fund - Class R6 | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Growth Fund - Class R6 | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Growth Fund - Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Growth Fund - Class R6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Growth Fund - Class R6 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Growth Fund - Class R6 | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
William Blair Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
William Blair Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
William Blair Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Large Cap Growth Fund - Class I | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Large Cap Growth Fund - Class I | IDEXX Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Large Cap Growth Fund - Class I | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Large Cap Growth Fund - Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Large Cap Growth Fund - Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
William Blair Large Cap Growth Fund - Class I | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair Large Cap Growth Fund - Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
William Blair Large Cap Growth Fund - Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair Large Cap Growth Fund - Class I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Large Cap Growth Fund - Class I | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Large Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Large Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
William Blair Large Cap Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Large Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
William Blair Large Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
William Blair Large Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Large Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Large Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair Large Cap Growth Fund - Class N | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Large Cap Growth Fund - Class N | IDEXX Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Large Cap Growth Fund - Class N | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Large Cap Growth Fund - Class N | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Large Cap Growth Fund - Class N | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
William Blair Large Cap Growth Fund - Class N | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair Large Cap Growth Fund - Class N | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
William Blair Large Cap Growth Fund - Class N | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair Large Cap Growth Fund - Class N | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Large Cap Growth Fund - Class N | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Large Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Large Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
William Blair Large Cap Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Large Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
William Blair Large Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
William Blair Large Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Large Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Large Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair Large Cap Growth Fund - CLASS R6 | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Large Cap Growth Fund - CLASS R6 | IDEXX Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Large Cap Growth Fund - CLASS R6 | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Large Cap Growth Fund - CLASS R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Large Cap Growth Fund - CLASS R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
William Blair Large Cap Growth Fund - CLASS R6 | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair Large Cap Growth Fund - CLASS R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
William Blair Large Cap Growth Fund - CLASS R6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair Large Cap Growth Fund - CLASS R6 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Large Cap Growth Fund - CLASS R6 | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Large Cap Growth Fund - CLASS R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Large Cap Growth Fund - CLASS R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
William Blair Large Cap Growth Fund - CLASS R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Large Cap Growth Fund - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
William Blair Large Cap Growth Fund - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
William Blair Large Cap Growth Fund - CLASS R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Large Cap Growth Fund - CLASS R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Large Cap Growth Fund - CLASS R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair Mid Cap Value Fund - Class I | STMicroelectronics N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Mid Cap Value Fund - Class I | Kirby Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - Class I | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - Class I | Regency Centers Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class I | State Street Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class I | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class I | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class I | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class I | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class I | Amdocs Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Mid Cap Value Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Mid Cap Value Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Mid Cap Value Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
William Blair Mid Cap Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair Mid Cap Value Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
William Blair Mid Cap Value Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
William Blair Mid Cap Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
William Blair Mid Cap Value Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
William Blair Mid Cap Value Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
William Blair Mid Cap Value Fund - Class R6 | STMicroelectronics N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Mid Cap Value Fund - Class R6 | Kirby Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - Class R6 | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - Class R6 | Regency Centers Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class R6 | State Street Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class R6 | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class R6 | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class R6 | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class R6 | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class R6 | Amdocs Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Mid Cap Value Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Mid Cap Value Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Mid Cap Value Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
William Blair Mid Cap Value Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair Mid Cap Value Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
William Blair Mid Cap Value Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
William Blair Mid Cap Value Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
William Blair Mid Cap Value Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
William Blair Mid Cap Value Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
William Blair Small-Mid Cap Core Fund - Class I | Baldwin Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Core Fund - Class I | CACI International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Core Fund - Class I | Diebold Nixdorf, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Core Fund - Class I | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class I | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class I | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Core Fund - Class I | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Core Fund - Class I | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class I | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Core Fund - Class I | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Small-Mid Cap Core Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
William Blair Small-Mid Cap Core Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Small-Mid Cap Core Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Small-Mid Cap Core Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
William Blair Small-Mid Cap Core Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Core Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
William Blair Small-Mid Cap Core Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
William Blair Small-Mid Cap Core Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
William Blair Small-Mid Cap Core Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
William Blair Small-Mid Cap Core Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Baldwin Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Core Fund - Class R6 | CACI International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Core Fund - Class R6 | Diebold Nixdorf, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Core Fund - Class R6 | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class R6 | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Core Fund - Class R6 | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Core Fund - Class R6 | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class R6 | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Core Fund - Class R6 | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Small-Mid Cap Core Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
William Blair Small-Mid Cap Core Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Core Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
William Blair Small-Mid Cap Core Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
William Blair Small-Mid Cap Core Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
William Blair Small-Mid Cap Core Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Small-Mid Cap Growth Fund - Class I | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Small-Mid Cap Growth Fund - Class I | Pure Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small-Mid Cap Growth Fund - Class I | Cameco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small-Mid Cap Growth Fund - Class I | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small-Mid Cap Growth Fund - Class I | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund - Class I | Mercury Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class I | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class I | Ciena Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class I | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund - Class I | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small-Mid Cap Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Small-Mid Cap Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair Small-Mid Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small-Mid Cap Growth Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Small-Mid Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
William Blair Small-Mid Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
William Blair Small-Mid Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
William Blair Small-Mid Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
William Blair Small-Mid Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
William Blair Small-Mid Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
William Blair Small-Mid Cap Growth Fund - Class N | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Small-Mid Cap Growth Fund - Class N | Pure Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small-Mid Cap Growth Fund - Class N | Cameco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small-Mid Cap Growth Fund - Class N | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small-Mid Cap Growth Fund - Class N | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund - Class N | Mercury Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class N | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class N | Ciena Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class N | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund - Class N | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small-Mid Cap Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Small-Mid Cap Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair Small-Mid Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small-Mid Cap Growth Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Small-Mid Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
William Blair Small-Mid Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
William Blair Small-Mid Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
William Blair Small-Mid Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
William Blair Small-Mid Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
William Blair Small-Mid Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
William Blair Small-Mid Cap Growth Fund - Class R6 | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Small-Mid Cap Growth Fund - Class R6 | Pure Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small-Mid Cap Growth Fund - Class R6 | Cameco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small-Mid Cap Growth Fund - Class R6 | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small-Mid Cap Growth Fund - Class R6 | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund - Class R6 | Mercury Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class R6 | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class R6 | Ciena Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class R6 | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund - Class R6 | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small-Mid Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Small-Mid Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair Small-Mid Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small-Mid Cap Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Small-Mid Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
William Blair Small-Mid Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
William Blair Small-Mid Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
William Blair Small-Mid Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
William Blair Small-Mid Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
William Blair Small-Mid Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
William Blair Small-Mid Cap Value Fund - Class I | American Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class I | Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class I | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class I | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class I | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class I | Allegion PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class I | Amdocs Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class I | Openlane, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class I | Crown Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class I | Selective Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Small-Mid Cap Value Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Small-Mid Cap Value Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
William Blair Small-Mid Cap Value Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small-Mid Cap Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Small-Mid Cap Value Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small-Mid Cap Value Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Small-Mid Cap Value Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
William Blair Small-Mid Cap Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
William Blair Small-Mid Cap Value Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Small-Mid Cap Value Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair Small-Mid Cap Value Fund - Class R6 | American Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class R6 | Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class R6 | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class R6 | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class R6 | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class R6 | Allegion PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class R6 | Amdocs Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class R6 | Openlane, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class R6 | Crown Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class R6 | Selective Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Small-Mid Cap Value Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Small-Mid Cap Value Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
William Blair Small-Mid Cap Value Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small-Mid Cap Value Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Small-Mid Cap Value Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small-Mid Cap Value Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Small-Mid Cap Value Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
William Blair Small-Mid Cap Value Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
William Blair Small-Mid Cap Value Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Small-Mid Cap Value Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair Small Cap Growth Fund - Class I | Casella Waste Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small Cap Growth Fund - Class I | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small Cap Growth Fund - Class I | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class I | Varonis Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small Cap Growth Fund - Class I | Confluent, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class I | Montrose Environmental Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class I | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class I | FirstService Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class I | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class I | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Growth Fund - Class I | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Small Cap Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Small Cap Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Small Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Small Cap Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
William Blair Small Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair Small Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
William Blair Small Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair Small Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
William Blair Small Cap Growth Fund - Class N | Casella Waste Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small Cap Growth Fund - Class N | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small Cap Growth Fund - Class N | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class N | Varonis Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small Cap Growth Fund - Class N | Confluent, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class N | Montrose Environmental Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class N | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class N | FirstService Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class N | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class N | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Growth Fund - Class N | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Small Cap Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Small Cap Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Small Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Small Cap Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
William Blair Small Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair Small Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
William Blair Small Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair Small Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
William Blair Small Cap Growth Fund - Class R6 | Casella Waste Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small Cap Growth Fund - Class R6 | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small Cap Growth Fund - Class R6 | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class R6 | Varonis Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small Cap Growth Fund - Class R6 | Confluent, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class R6 | Montrose Environmental Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class R6 | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class R6 | FirstService Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class R6 | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class R6 | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Growth Fund - Class R6 | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Small Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Small Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Small Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Small Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
William Blair Small Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair Small Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
William Blair Small Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair Small Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
William Blair Small Cap Value Fund - Class I | Gulfport Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class I | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class I | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class I | CareTrust REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class I | Taylor Morrison Home Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class I | John Wiley & Sons, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class I | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund - Class I | Selective Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small Cap Value Fund - Class I | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small Cap Value Fund - Class I | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small Cap Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Small Cap Value Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Small Cap Value Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Small Cap Value Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small Cap Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Small Cap Value Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
William Blair Small Cap Value Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
William Blair Small Cap Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
William Blair Small Cap Value Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small Cap Value Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Small Cap Value Fund - Class N | Gulfport Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class N | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class N | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class N | CareTrust REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class N | Taylor Morrison Home Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class N | John Wiley & Sons, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class N | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund - Class N | Selective Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small Cap Value Fund - Class N | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small Cap Value Fund - Class N | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small Cap Value Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Small Cap Value Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Small Cap Value Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Small Cap Value Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small Cap Value Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Small Cap Value Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
William Blair Small Cap Value Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
William Blair Small Cap Value Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
William Blair Small Cap Value Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small Cap Value Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Small Cap Value Fund - Class R6 | Gulfport Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Value Fund - Class R6 | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class R6 | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class R6 | CareTrust REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class R6 | Taylor Morrison Home Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class R6 | John Wiley & Sons, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class R6 | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund - Class R6 | Selective Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small Cap Value Fund - Class R6 | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small Cap Value Fund - Class R6 | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small Cap Value Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Small Cap Value Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Small Cap Value Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Small Cap Value Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small Cap Value Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Small Cap Value Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
William Blair Small Cap Value Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
William Blair Small Cap Value Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
William Blair Small Cap Value Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small Cap Value Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Global Leaders Fund - Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Global Leaders Fund - Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Global Leaders Fund - Class I | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Global Leaders Fund - Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Global Leaders Fund - Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Global Leaders Fund - Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - Class I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - Class I | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Global Leaders Fund - Class I | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - CLASS N | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Global Leaders Fund - CLASS N | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Global Leaders Fund - CLASS N | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Global Leaders Fund - CLASS N | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Global Leaders Fund - CLASS N | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Global Leaders Fund - CLASS N | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - CLASS N | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - CLASS N | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Global Leaders Fund - CLASS N | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund - CLASS N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - CLASS N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund - CLASS N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Global Leaders Fund - CLASS N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Global Leaders Fund - CLASS N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
William Blair Global Leaders Fund - CLASS N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
William Blair Global Leaders Fund - CLASS N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
William Blair Global Leaders Fund - CLASS N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
William Blair Global Leaders Fund - CLASS N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
William Blair Global Leaders Fund - CLASS N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Global Leaders Fund - CLASS N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair Global Leaders Fund - CLASS N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - CLASS N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Global Leaders Fund - CLASS N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%
William Blair Global Leaders Fund - CLASS N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Global Leaders Fund - CLASS N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
William Blair Global Leaders Fund - CLASS N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
William Blair Global Leaders Fund - CLASS R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Global Leaders Fund - CLASS R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Global Leaders Fund - CLASS R6 | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Global Leaders Fund - CLASS R6 | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Global Leaders Fund - CLASS R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Global Leaders Fund - CLASS R6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - CLASS R6 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - CLASS R6 | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Global Leaders Fund - CLASS R6 | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund - CLASS R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - CLASS R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund - CLASS R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Global Leaders Fund - CLASS R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Global Leaders Fund - CLASS R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
William Blair Global Leaders Fund - CLASS R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
William Blair Global Leaders Fund - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
William Blair Global Leaders Fund - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
William Blair Global Leaders Fund - CLASS R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
William Blair Global Leaders Fund - CLASS R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Global Leaders Fund - CLASS R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair Global Leaders Fund - CLASS R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Global Leaders Fund - CLASS R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Global Leaders Fund - CLASS R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%
William Blair Global Leaders Fund - CLASS R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Global Leaders Fund - CLASS R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
William Blair Global Leaders Fund - CLASS R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
William Blair International Leaders Fund - Class I | Banco Bilbao Vizcaya Argentaria S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund - Class I | Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Leaders Fund - Class I | Thales SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - Class I | Intact Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - Class I | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund - Class I | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Leaders Fund - Class I | UniCredit S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Leaders Fund - Class I | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Leaders Fund - Class I | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair International Leaders Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Leaders Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
William Blair International Leaders Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
William Blair International Leaders Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
William Blair International Leaders Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
William Blair International Leaders Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
William Blair International Leaders Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair International Leaders Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
William Blair International Leaders Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
William Blair International Leaders Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.70%
William Blair International Leaders Fund - Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair International Leaders Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair International Leaders Fund - Class I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
William Blair International Leaders Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
William Blair International Leaders Fund - Class N | Banco Bilbao Vizcaya Argentaria S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund - Class N | Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Leaders Fund - Class N | Thales SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - Class N | Intact Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - Class N | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund - Class N | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Leaders Fund - Class N | UniCredit S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund - Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Leaders Fund - Class N | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Leaders Fund - Class N | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair International Leaders Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Leaders Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
William Blair International Leaders Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
William Blair International Leaders Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
William Blair International Leaders Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
William Blair International Leaders Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
William Blair International Leaders Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair International Leaders Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
William Blair International Leaders Fund - Class N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
William Blair International Leaders Fund - Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.70%
William Blair International Leaders Fund - Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair International Leaders Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair International Leaders Fund - Class N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
William Blair International Leaders Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
William Blair International Leaders Fund - Class R6 | Banco Bilbao Vizcaya Argentaria S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund - Class R6 | Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Leaders Fund - Class R6 | Thales SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - Class R6 | Intact Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - Class R6 | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund - Class R6 | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Leaders Fund - Class R6 | UniCredit S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Leaders Fund - Class R6 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Leaders Fund - Class R6 | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair International Leaders Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Leaders Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
William Blair International Leaders Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
William Blair International Leaders Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
William Blair International Leaders Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
William Blair International Leaders Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
William Blair International Leaders Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair International Leaders Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
William Blair International Leaders Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
William Blair International Leaders Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.70%
William Blair International Leaders Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair International Leaders Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair International Leaders Fund - Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
William Blair International Leaders Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
William Blair International Growth Fund - Class I | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Growth Fund - Class I | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Growth Fund - Class I | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund - Class I | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class I | UniCredit S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class I | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Growth Fund - Class I | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class I | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair International Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair International Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair International Growth Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair International Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair International Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair International Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
William Blair International Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
William Blair International Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
William Blair International Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair International Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
William Blair International Growth Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.50%
William Blair International Growth Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair International Growth Fund - Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair International Growth Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair International Growth Fund - Class I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
William Blair International Growth Fund - Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Growth Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
William Blair International Growth Fund - Class N | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Growth Fund - Class N | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Growth Fund - Class N | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund - Class N | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class N | UniCredit S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class N | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Growth Fund - Class N | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class N | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class N | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair International Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair International Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair International Growth Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair International Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair International Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair International Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
William Blair International Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
William Blair International Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
William Blair International Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair International Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
William Blair International Growth Fund - Class N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.50%
William Blair International Growth Fund - Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair International Growth Fund - Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair International Growth Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair International Growth Fund - Class N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
William Blair International Growth Fund - Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Growth Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Growth Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
William Blair International Growth Fund - Class R6 | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Growth Fund - Class R6 | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Growth Fund - Class R6 | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund - Class R6 | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class R6 | UniCredit S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class R6 | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Growth Fund - Class R6 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class R6 | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair International Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair International Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair International Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair International Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair International Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair International Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
William Blair International Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
William Blair International Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
William Blair International Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair International Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
William Blair International Growth Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.50%
William Blair International Growth Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair International Growth Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair International Growth Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair International Growth Fund - Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
William Blair International Growth Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
William Blair Institutional International Growth Fund - Institutional Class | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Institutional International Growth Fund - Institutional Class | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Institutional International Growth Fund - Institutional Class | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Institutional International Growth Fund - Institutional Class | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Institutional International Growth Fund - Institutional Class | UniCredit S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Institutional International Growth Fund - Institutional Class | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Institutional International Growth Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Institutional International Growth Fund - Institutional Class | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Institutional International Growth Fund - Institutional Class | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Institutional International Growth Fund - Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Institutional International Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Institutional International Growth Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair Institutional International Growth Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Institutional International Growth Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair Institutional International Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
William Blair Institutional International Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair Institutional International Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
William Blair Institutional International Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
William Blair Institutional International Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
William Blair Institutional International Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Institutional International Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair Institutional International Growth Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.50%
William Blair Institutional International Growth Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.40%
William Blair Institutional International Growth Fund - Institutional Class | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair Institutional International Growth Fund - Institutional Class | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Institutional International Growth Fund - Institutional Class | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
William Blair Institutional International Growth Fund - Institutional Class | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Institutional International Growth Fund - Institutional Class | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Institutional International Growth Fund - Institutional Class | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
William Blair International Small Cap Growth Fund - Class I | Rakuten Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Small Cap Growth Fund - Class I | BayCurrent Consulting, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund - Class I | Japan Elevator Service Holdings Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund - Class I | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair International Small Cap Growth Fund - Class I | Definity Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Small Cap Growth Fund - Class I | Gjensidige Forsikring ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Small Cap Growth Fund - Class I | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Small Cap Growth Fund - Class I | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Small Cap Growth Fund - Class I | OBIC Business Consultants Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Small Cap Growth Fund - Class I | Dassault Aviation SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Small Cap Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair International Small Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
William Blair International Small Cap Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair International Small Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
William Blair International Small Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
William Blair International Small Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
William Blair International Small Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair International Small Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
William Blair International Small Cap Growth Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.60%
William Blair International Small Cap Growth Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair International Small Cap Growth Fund - Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
William Blair International Small Cap Growth Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair International Small Cap Growth Fund - Class I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
William Blair International Small Cap Growth Fund - Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
William Blair International Small Cap Growth Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair International Small Cap Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
William Blair International Small Cap Growth Fund - Class N | Rakuten Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Small Cap Growth Fund - Class N | BayCurrent Consulting, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund - Class N | Japan Elevator Service Holdings Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund - Class N | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair International Small Cap Growth Fund - Class N | Definity Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Small Cap Growth Fund - Class N | Gjensidige Forsikring ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Small Cap Growth Fund - Class N | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Small Cap Growth Fund - Class N | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Small Cap Growth Fund - Class N | OBIC Business Consultants Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Small Cap Growth Fund - Class N | Dassault Aviation SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Small Cap Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair International Small Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
William Blair International Small Cap Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair International Small Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
William Blair International Small Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
William Blair International Small Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
William Blair International Small Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair International Small Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
William Blair International Small Cap Growth Fund - Class N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.60%
William Blair International Small Cap Growth Fund - Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair International Small Cap Growth Fund - Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
William Blair International Small Cap Growth Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair International Small Cap Growth Fund - Class N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
William Blair International Small Cap Growth Fund - Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
William Blair International Small Cap Growth Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair International Small Cap Growth Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
William Blair International Small Cap Growth Fund - Class R6 | Rakuten Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Small Cap Growth Fund - Class R6 | BayCurrent Consulting, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund - Class R6 | Japan Elevator Service Holdings Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund - Class R6 | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair International Small Cap Growth Fund - Class R6 | Definity Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Small Cap Growth Fund - Class R6 | Gjensidige Forsikring ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Small Cap Growth Fund - Class R6 | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Small Cap Growth Fund - Class R6 | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Small Cap Growth Fund - Class R6 | OBIC Business Consultants Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Small Cap Growth Fund - Class R6 | Dassault Aviation SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Small Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair International Small Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
William Blair International Small Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair International Small Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
William Blair International Small Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
William Blair International Small Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
William Blair International Small Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair International Small Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
William Blair International Small Cap Growth Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.60%
William Blair International Small Cap Growth Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair International Small Cap Growth Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
William Blair International Small Cap Growth Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair International Small Cap Growth Fund - Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
William Blair International Small Cap Growth Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
William Blair International Small Cap Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair International Small Cap Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
William Blair Emerging Markets Leaders Fund - Class I | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class I | Bharat Electronics Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Leaders Fund - Class I | Itau Unibanco Holding SA. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Leaders Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Emerging Markets Leaders Fund - Class I | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Emerging Markets Leaders Fund - Class I | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Leaders Fund - Class I | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Leaders Fund - Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair Emerging Markets Leaders Fund - Class I | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Leaders Fund - Class I | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Leaders Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair Emerging Markets Leaders Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Leaders Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Leaders Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
William Blair Emerging Markets Leaders Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Emerging Markets Leaders Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
William Blair Emerging Markets Leaders Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
William Blair Emerging Markets Leaders Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
William Blair Emerging Markets Leaders Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
William Blair Emerging Markets Leaders Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Leaders Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Leaders Fund - Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
William Blair Emerging Markets Leaders Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Emerging Markets Leaders Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
William Blair Emerging Markets Leaders Fund - Class N | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class N | Bharat Electronics Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Leaders Fund - Class N | Itau Unibanco Holding SA. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Leaders Fund - Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Emerging Markets Leaders Fund - Class N | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Emerging Markets Leaders Fund - Class N | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Leaders Fund - Class N | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Leaders Fund - Class N | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair Emerging Markets Leaders Fund - Class N | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Leaders Fund - Class N | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Leaders Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair Emerging Markets Leaders Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Leaders Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Leaders Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
William Blair Emerging Markets Leaders Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Emerging Markets Leaders Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
William Blair Emerging Markets Leaders Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
William Blair Emerging Markets Leaders Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
William Blair Emerging Markets Leaders Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
William Blair Emerging Markets Leaders Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Leaders Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Leaders Fund - Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
William Blair Emerging Markets Leaders Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Emerging Markets Leaders Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
William Blair Emerging Markets Leaders Fund - Class R6 | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class R6 | Bharat Electronics Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Leaders Fund - Class R6 | Itau Unibanco Holding SA. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Leaders Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Emerging Markets Leaders Fund - Class R6 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Emerging Markets Leaders Fund - Class R6 | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Leaders Fund - Class R6 | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Leaders Fund - Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair Emerging Markets Leaders Fund - Class R6 | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Leaders Fund - Class R6 | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Leaders Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair Emerging Markets Leaders Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Leaders Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Leaders Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
William Blair Emerging Markets Leaders Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Emerging Markets Leaders Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
William Blair Emerging Markets Leaders Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
William Blair Emerging Markets Leaders Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
William Blair Emerging Markets Leaders Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
William Blair Emerging Markets Leaders Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Leaders Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Leaders Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
William Blair Emerging Markets Leaders Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Emerging Markets Leaders Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
William Blair Emerging Markets Growth Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
William Blair Emerging Markets Growth Fund - Class I | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Emerging Markets Growth Fund - Class I | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Emerging Markets Growth Fund - Class I | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund - Class I | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Growth Fund - Class I | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Growth Fund - Class I | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Growth Fund - Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
William Blair Emerging Markets Growth Fund - Class I | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Emerging Markets Growth Fund - Class I | Xiaomi Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Emerging Markets Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
William Blair Emerging Markets Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
William Blair Emerging Markets Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
William Blair Emerging Markets Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
William Blair Emerging Markets Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
William Blair Emerging Markets Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
William Blair Emerging Markets Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Emerging Markets Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Growth Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Emerging Markets Growth Fund - Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair Emerging Markets Growth Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair Emerging Markets Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.60%
William Blair Emerging Markets Growth Fund - Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
William Blair Emerging Markets Growth Fund - Class N | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Emerging Markets Growth Fund - Class N | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Emerging Markets Growth Fund - Class N | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund - Class N | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Growth Fund - Class N | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Growth Fund - Class N | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Growth Fund - Class N | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
William Blair Emerging Markets Growth Fund - Class N | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Emerging Markets Growth Fund - Class N | Xiaomi Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Emerging Markets Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
William Blair Emerging Markets Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
William Blair Emerging Markets Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
William Blair Emerging Markets Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
William Blair Emerging Markets Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
William Blair Emerging Markets Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
William Blair Emerging Markets Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Emerging Markets Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Growth Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Emerging Markets Growth Fund - Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair Emerging Markets Growth Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair Emerging Markets Growth Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.60%
William Blair Emerging Markets Growth Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
William Blair Emerging Markets Growth Fund - Class R6 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Emerging Markets Growth Fund - Class R6 | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Emerging Markets Growth Fund - Class R6 | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund - Class R6 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Growth Fund - Class R6 | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Growth Fund - Class R6 | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Growth Fund - Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
William Blair Emerging Markets Growth Fund - Class R6 | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Emerging Markets Growth Fund - Class R6 | Xiaomi Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Emerging Markets Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
William Blair Emerging Markets Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
William Blair Emerging Markets Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
William Blair Emerging Markets Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
William Blair Emerging Markets Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
William Blair Emerging Markets Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
William Blair Emerging Markets Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Emerging Markets Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Growth Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Emerging Markets Growth Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair Emerging Markets Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair Emerging Markets Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.60%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
William Blair Emerging Markets ex China Growth Fund - CLASS I | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Emerging Markets ex China Growth Fund - CLASS I | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets ex China Growth Fund - CLASS I | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets ex China Growth Fund - CLASS I | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets ex China Growth Fund - CLASS I | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Bajaj Finance Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair Emerging Markets ex China Growth Fund - CLASS I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
William Blair Emerging Markets ex China Growth Fund - CLASS I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
William Blair Emerging Markets ex China Growth Fund - Class R6 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Emerging Markets ex China Growth Fund - Class R6 | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets ex China Growth Fund - Class R6 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets ex China Growth Fund - Class R6 | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets ex China Growth Fund - Class R6 | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Bharti Airtel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Bajaj Finance Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair Emerging Markets ex China Growth Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%
William Blair Emerging Markets Small Cap Growth Fund - Class I | ASPEED Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Hyosung Heavy Industries Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Nuvama Wealth Management Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Grupo Aeroportuario del Centro Norte SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Gentera SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Samyangfoods Co., Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class I | JB Financial Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Direcional Engenharia SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class I | KFin Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Chroma ATE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Emerging Markets Small Cap Growth Fund - Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
William Blair Emerging Markets Small Cap Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.70%
William Blair Emerging Markets Small Cap Growth Fund - Class N | ASPEED Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Hyosung Heavy Industries Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Nuvama Wealth Management Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Grupo Aeroportuario del Centro Norte SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Gentera SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Samyangfoods Co., Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class N | JB Financial Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Direcional Engenharia SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class N | KFin Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Chroma ATE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Emerging Markets Small Cap Growth Fund - Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.70%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | ASPEED Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Hyosung Heavy Industries Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Nuvama Wealth Management Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Grupo Aeroportuario del Centro Norte SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Gentera SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Samyangfoods Co., Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | JB Financial Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Direcional Engenharia SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | KFin Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Chroma ATE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.70%
William Blair China Growth Fund - Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
William Blair China Growth Fund - Class I | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
William Blair China Growth Fund - Class I | Xiaomi Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
William Blair China Growth Fund - Class I | Pop Mart International Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair China Growth Fund - Class I | BYD Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair China Growth Fund - Class I | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair China Growth Fund - Class I | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair China Growth Fund - Class I | China Merchants Bank Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair China Growth Fund - Class I | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair China Growth Fund - Class I | Eastroc Beverage Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair China Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
William Blair China Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
William Blair China Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
William Blair China Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
William Blair China Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
William Blair China Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair China Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair China Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
William Blair China Growth Fund - Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
William Blair China Growth Fund - Class R6 | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
William Blair China Growth Fund - Class R6 | Xiaomi Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
William Blair China Growth Fund - Class R6 | Pop Mart International Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair China Growth Fund - Class R6 | BYD Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair China Growth Fund - Class R6 | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair China Growth Fund - Class R6 | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair China Growth Fund - Class R6 | China Merchants Bank Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair China Growth Fund - Class R6 | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair China Growth Fund - Class R6 | Eastroc Beverage Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair China Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
William Blair China Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
William Blair China Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
William Blair China Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
William Blair China Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
William Blair China Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair China Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair China Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
William Blair Emerging Markets Debt Fund - Class I | Petroleos Mexicanos [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Emerging Markets Debt Fund - Class I | Oman Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Emerging Markets Debt Fund - Class I | Argentina Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Debt Fund - Class I | Egypt Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Debt Fund - Class I | Romania Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Debt Fund - Class I | Ukraine Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Emerging Markets Debt Fund - Class I | Paraguay Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Debt Fund - Class I | Dominican Republic International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Debt Fund - Class I | Ecuador Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Debt Fund - Class I | Turkey Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Debt Fund - Class I | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Emerging Markets Debt Fund - Class I | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Emerging Markets Debt Fund - Class I | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
William Blair Emerging Markets Debt Fund - Class I | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
William Blair Emerging Markets Debt Fund - Class I | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
William Blair Emerging Markets Debt Fund - Class I | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
William Blair Emerging Markets Debt Fund - Class I | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Debt Fund - Class I | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Emerging Markets Debt Fund - Class I | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Debt Fund - Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
William Blair Emerging Markets Debt Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
William Blair Emerging Markets Debt Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
William Blair Emerging Markets Debt Fund - Class R6 | Petroleos Mexicanos [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Emerging Markets Debt Fund - Class R6 | Oman Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Emerging Markets Debt Fund - Class R6 | Argentina Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Debt Fund - Class R6 | Egypt Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Debt Fund - Class R6 | Romania Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Debt Fund - Class R6 | Ukraine Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Emerging Markets Debt Fund - Class R6 | Paraguay Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Debt Fund - Class R6 | Dominican Republic International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Debt Fund - Class R6 | Ecuador Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Debt Fund - Class R6 | Turkey Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Debt Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Emerging Markets Debt Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Emerging Markets Debt Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
William Blair Emerging Markets Debt Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
William Blair Emerging Markets Debt Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
William Blair Emerging Markets Debt Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
William Blair Emerging Markets Debt Fund - Class R6 | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Debt Fund - Class R6 | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Emerging Markets Debt Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Debt Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
William Blair Emerging Markets Debt Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
William Blair Emerging Markets Debt Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%